DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Net Loss			$ (6,249,000)	$ (4,544,000)	$ (15,997,000)	$ (14,447,000)
Total Net Loss	$ (4,110,000)	$ (623,000)	$ (6,249,000)	$ (4,544,000)
United Kingdom [Member]
Net Loss					(1,129,000)	(3,153,000)
United States [Member]
Net Loss					$ (14,868,000)	$ (11,294,000)